Contract liabilities (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 10,062,615	$ 588,000	$ 468,000
Contract liabilities assumed on acquisition	7,519,363
Annual maintenance contracts - following contract year	3,359,135
Transaction price allocated to performance obligations	8,725,566
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to performance obligations	5,366,431
Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to performance obligations	$ 3,359,135